RELATED PARTY TRANSACTIONS - Accounts receivable from affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Total receivables	$ 13.6	$ 17.8
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Accounts receivable	2.4	2.8
Dividends receivable	5.0	5.0
Interest receivable	2.6	2.5
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts receivable	$ 3.6	$ 7.5